Parent Company Only Financial Information - Parent Only Balance Sheets (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023
Assets
Cash in bank subsidiary	$ 1,958,034	$ 2,977,438		$ 2,272,088
Other assets	1,031,466	1,033,499		1,032,749
Total assets	216,450,343	219,234,013		238,778,599
Liabilities:
Other liabilities	2,697,828	1,958,475		2,244,775
Total liabilities	184,863,096	187,939,229		207,499,081
Stockholders' Equity
Total stockholders' equity	31,587,247	31,294,784	$ 31,457,381	31,279,518
Total liabilities and stockholders' equity	$ 216,450,343	219,234,013		238,778,599
Parent
Assets
Cash in bank subsidiary		3,374,104		3,374,104
Investment in subsidiary, at underlying equity		28,955,130		28,727,937
Loan receivable-ESOP		794,906		819,411
Other assets		52,700		40,827
Total assets		33,176,840		32,962,279
Liabilities:
Due to subsidiary bank		1,870,281		1,679,109
Other liabilities		11,775		3,652
Total liabilities		1,882,056		1,682,761
Stockholders' Equity
Total stockholders' equity		31,294,784		31,279,518
Total liabilities and stockholders' equity		$ 33,176,840		$ 32,962,279